Share Capital (Details Narrative)	1 Months Ended								2 Months Ended	12 Months Ended
	Jul. 28, 2023 USD ($) $ / shares shares	Dec. 16, 2022 USD ($) $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	Jan. 18, 2022 CAD ($) shares	Dec. 30, 2021 CAD ($) shares	Oct. 28, 2021 $ / shares shares	Oct. 28, 2021 CAD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Aggregate gross proceeds | $	$ 4,400,000
Total Share-based Payments | $											$ 152,000	$ 154,000	$ 974,000
Common Stock Shares Issued Per Shares | $ / shares	$ 0.21
Common Stock Shares Issued	210,000,000,000
Stock Option Exercise Price | $ / shares										$ 0.210
Shares Exercised Proceeds | $											$ 0	$ 0	$ 204,000
Omnibus Incentive Plan [Member]
Statement [Line Items]
Vesting Percentage											10.00%
Common Stock Share Exercised										6,500,000	6,500,000
Stock Options Deferred Share Units Grants											2,500,000
Stock Options Performances Share Units Grants											1,000,000
Shares listed and reserved under the plan for stock option activities											5,788,939
Director
Statement [Line Items]
Deferred share units											2,500,000
Deferred share units granted											1,537,255
Stock Option Exercise Price | $ / shares										$ 0.23
Share-based compensation liability | $										$ 244,000	$ 244,000
Share based compensation expense | $										$ 263,000	$ 263,000
Officers
Statement [Line Items]
Restricted share units											6,500,000
Restricted share units granted											1,600,000
Stock Option Exercise Price | $ / shares										$ 0.230
Share based compensation expense | $										$ 152,069	$ 152,069
Private Placement
Statement [Line Items]
Aggregate gross proceeds | $			$ 150,000
Common Stock Shares Issued Per Shares | $ / shares			$ 0.32
Common Stock Shares Issued			4,700,000
Common Stock Shares At Fair Value | $ / shares			$ 0.26
Premium Liability | $			$ 282,000
Premium Liability Per Shares | $ / shares			$ 0.06
Stock Options
Statement [Line Items]
Share based compensation expense | $										$ 179,700	$ 179,700
Common Stock Share Exercised										650,000	650,000
Shares Exercised Proceeds | $											$ 204,100
Exercise Of Common Stock Share Appreciation											104,884
Stock Options Shares Cancelled											210,000
Common Stock Shares At Fair Value | $ / shares										$ 0.68	$ 0.68
Performance share units
Statement [Line Items]
Total PSUs available for granting											1,000,000
Two Tranches
Statement [Line Items]
Aggregate gross proceeds | $		$ 4,400,000							$ 2,300,000
Common Stock Shares Issued Per Shares | $ / shares		$ 0.175							$ 0.50
Common Stock Shares Issued		25,300,000							46,100
First Tranches
Statement [Line Items]
Aggregate gross proceeds | $						$ 280,000,000,000
Common Stock Shares Issued						560,000
Second Tranches
Statement [Line Items]
Aggregate gross proceeds | $					$ 2,030,000.00
Common Stock Shares Issued					40,500.00
Sun Valley Member
Statement [Line Items]
Aggregate gross proceeds | $				$ 3,600,000
Common Stock Shares Issued				20,400,000
Bridge Loan | $				$ 2,500,000
Description of Standby guaranty agreement				the Company deducted a total of CAD$2.5 million to pay back and terminate the $2.5M loan provided by Sun Valley in August 2022 plus accrued interest of CAD$46,336, and a total of CAD$178,085 in fees pursuant to the standby guaranty agreement
Red Cloud Securities Inc
Statement [Line Items]
Aggregate gross proceeds | $								$ 530,000
Common Stock Shares Issued Per Shares | $ / shares							$ 0.50
Common Stock Shares Issued							1,060,000
Finders Fees | $								$ 253,555
Broker Warrants								638,510
Common Share At Exercise Price | $ / shares							$ 0.75
Warrants
Statement [Line Items]
Share based compensation expense | $										$ 33,100	$ 33,100
Common Stock Share Exercised										301,624	301,624
Shares Exercised Proceeds | $											$ 72,000